Loans (Details) - Schedule of loan portfolio - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Residential real estate
One- to four-family	$ 216,432	$ 224,125
Multi-family	14,252	19,781
Construction	1,363	5,433
Land	1,062	1,308
Farm	1,338	2,234
Nonresidential real estate	31,441	35,492
Commercial and industrial	1,006	2,259
Consumer and other
Loans on deposits	891	1,129
Home equity	7,670	7,135
Automobile	117	75
Unsecured	540	553
Loans receivable, gross	276,112	299,524
Allowance for loan losses	(1,529)	(1,622)
Loans receivable - net	$ 274,583	$ 297,902